UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03231

SEI Liquid Asset Trust

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Copies to:

Richard W. Grant, Esq.

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: June 30, 2012

Date of reporting period: March 31, 2012

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund

March 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)
COMMERCIAL PAPER (A) (B) — 36.5%

American Honda Finance
0.150%, 04/18/12	$2,000	$2,000
ANZ National International (C)
0.301%, 07/23/12	350	350
ASB Finance (C)
0.481%, 09/27/12	1,500	1,496
Australia & New Zealand Banking Group (C)
0.557%, 06/22/12	5,730	5,723
BHP Billiton Finance USA (C)
0.130%, 04/23/12	2,000	2,000
0.130%, 04/26/12	5,775	5,774
0.130%, 05/01/12	3,000	3,000
0.130%, 05/03/12	8,000	7,999
BNZ International Funding (C)
0.652%, 05/16/12	3,300	3,297
0.612%, 07/05/12	6,000	5,990
0.592%, 07/12/12	5,000	4,992
0.501%, 08/08/12	1,050	1,048
Chariot Funding (C)
0.321%, 07/05/12	2,000	1,998
Coca-Cola (C)
0.140%, 05/04/12	2,000	2,000
0.140%, 05/15/12	4,000	3,999
0.130%, 05/17/12	5,000	4,999
0.160%, 06/04/12	3,000	2,999
0.160%, 07/05/12	650	650
Commonwealth Bank of Australia (C)
0.602%, 06/06/12	7,000	6,992
0.491%, 07/12/12	4,000	3,994
Credit Suisse
0.310%, 06/13/12	5,000	4,997
DnB Bank
0.521%, 04/02/12	2,000	2,000
0.491%, 04/10/12 (C)	2,000	2,000
Fairway Finance (C)
0.210%, 05/02/12	3,663	3,662
0.200%, 06/18/12	6,625	6,622
0.300%, 07/09/12	2,655	2,653
0.300%, 07/10/12	3,000	2,998
FCAR Owner Trust
0.310%, 04/02/12	2,700	2,700
0.300%, 04/02/12	9,500	9,500
0.310%, 04/03/12	2,250	2,250
0.310%, 04/04/12	7,220	7,220
0.270%, 05/01/12	500	500
0.300%, 06/01/12	900	900
0.552%, 07/02/12	16,250	16,227

Description	Face Amount ($ Thousands)	Value ($ Thousands)
0.471%, 08/01/12	$4,000	$3,994
General Electric Capital
0.280%, 04/11/12	10,000	9,999
Gotham Funding (C)
0.220%, 05/14/12	4,000	3,999
0.260%, 06/08/12	3,700	3,698
Jupiter Securitization (C)
0.321%, 07/05/12	2,000	1,998
Manhattan Asset Funding (C)
0.200%, 04/09/12	5,750	5,750
0.200%, 04/11/12	8,000	8,000
Market Street Funding (C)
0.220%, 04/30/12	5,000	4,999
MetLife Short-Term Funding
0.380%, 04/02/12	8,000	8,000
0.364%, 04/03/12 (C)	6,000	6,000
0.270%, 04/04/12 (C)	6,500	6,500
0.260%, 05/29/12 (C)	2,450	2,449
Nestle Capital (C)
0.130%, 07/27/12	1,500	1,499
Nestle Finance International
0.200%, 08/28/12	4,000	3,997
Nordea North America
0.330%, 05/17/12	5,000	4,998
Old Line Funding (C)
0.210%, 04/23/12	4,920	4,919
Procter & Gamble (C)
0.120%, 05/17/12	2,500	2,500
Prudential (C)
0.430%, 06/05/12	4,000	3,997
0.421%, 06/18/12	700	699
0.451%, 07/02/12	3,200	3,196
Salisbury Receivables (C)
0.270%, 04/03/12	2,000	2,000
0.200%, 04/11/12	9,000	9,000
0.300%, 04/12/12	1,000	1,000
Surrey Funding (C)
0.330%, 06/06/12	12,000	11,993
0.340%, 06/14/12	9,500	9,493
Svenska Handelsbanken (C)
0.270%, 06/19/12	8,800	8,795
Toyota Credit Canada
0.200%, 07/03/12	4,000	3,998
Toyota Motor Credit
0.200%, 05/25/12	2,200	2,199
Victory Receivables (C)
0.270%, 06/07/12	7,200	7,196

1	SEI Liquid Asset Trust / Quarterly Report / March 31, 2012

SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund

March 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Westpac Banking (C)
0.491%, 07/10/12	$10,000	$9,986
0.481%, 07/12/12	4,000	3,995
Westpac Securities NZ (C)
0.521%, 07/24/12	5,850	5,840
0.531%, 08/07/12	2,000	1,996
0.501%, 08/23/12	1,500	1,497
0.454%, 09/06/12	9,700	9,681
Working Capital Management (C)
0.260%, 04/04/12	3,550	3,550
0.260%, 04/09/12	1,525	1,525

Total Commercial Paper
(Cost $320,464) ($Thousands)		320,464

CERTIFICATES OF DEPOSIT (A) — 29.4%

Bank of Nova Scotia
0.300%, 04/03/12	15,000	15,000
0.420%, 07/09/12	9,000	9,000
Bank of Tokyo-Mitsubishi
0.410%, 04/30/12	14,000	14,000
0.380%, 05/08/12	9,500	9,500
0.370%, 06/11/12	3,000	3,000
Chase Bank USA
0.180%, 04/23/12	21,000	21,000
Credit Suisse
0.450%, 04/10/12	10,000	10,000
0.300%, 06/11/12	13,400	13,400
0.310%, 06/19/12	14,000	14,000
DnB Bank
0.470%, 04/23/12	8,000	8,000
0.422%, 04/25/12 (C) (D)	795	795
0.380%, 06/14/12	10,000	10,000
0.380%, 07/02/12	4,500	4,500
National Australia Bank
0.400%, 07/18/12	10,000	10,000
0.380%, 07/18/12	5,000	5,000
Nordea Bank Finland
0.460%, 04/09/12	600	600
0.440%, 04/10/12	5,000	5,000
0.410%, 05/21/12	2,500	2,501
0.300%, 06/01/12	4,200	4,200
0.350%, 06/13/12	2,050	2,050
0.380%, 06/25/12	7,300	7,300
0.380%, 07/02/12	7,180	7,180
0.620%, 07/25/12	4,635	4,640
Skandinaviska Enskilda Banken
0.470%, 04/13/12	3,800	3,800
Sumitomo Mitsui Banking
0.450%, 04/11/12	5,000	5,000
0.360%, 06/12/12	14,000	14,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)
0.360%, 06/26/12	$7,000	$7,000
Svenska Handelsbanken
0.515%, 04/05/12	10,000	10,000
0.450%, 04/23/12	6,000	6,000
0.580%, 08/24/12	9,000	9,000
0.570%, 09/04/12	3,530	3,530
0.550%, 09/06/12	5,500	5,500
Toronto-Dominion Bank
0.380%, 04/30/12	4,000	4,000
Westpac Banking
0.500%, 06/27/12	10,000	10,000

Total Certificates of Deposit
(Cost $258,496) ($Thousands)		258,496

MUNICIPAL BONDS (D) — 3.9%
California — 0.4%
Metropolitan Water District of Southern California, Ser B-4, RB
0.150%, 04/04/12	3,400	3,400

Colorado — 0.3%
Colorado State, Housing & Finance Authority, Multi-Family Housing Program, Ser A-1, RB
0.170%, 04/04/12	950	950
Colorado State, Housing & Finance Authority, Single-Family Housing Program, Ser AA-1, RB
0.170%, 04/04/12	750	750
Colorado State, Housing & Finance Authority, Single-Family Housing Program, Ser B-1, RB
0.140%, 04/04/12	815	815

		2,515

Connecticut — 0.3%
Connecticut State, Housing Finance Authority, Ser D-3, RB
0.210%, 04/05/12	1,640	1,640
Connecticut State, Housing Finance Authority, Sub-Ser A-5, RB
0.150%, 04/05/12	1,206	1,206

		2,846

Iowa — 0.4%
Iowa State, Finance Authority, Ser C, RB
0.150%, 04/05/12	2,335	2,335
Iowa State, Finance Authority, Ser G, RB
0.150%, 04/05/12	95	95

SEI Liquid Asset Trust / Quarterly Report / March 31, 2012	2

SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund

March 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Iowa State, Finance Authority, Ser M, RB
0.170%, 04/05/12	$750	$750

		3,180

Massachusetts — 0.1%
Simmons College, Higher Education Authority, RB
0.190%, 04/05/12	670	670

New Hampshire — 0.0%
New Hampshire State, Health & Educational Facilities Authority, Dartmouth College Project, Ser C, RB
0.170%, 04/04/12	390	390

New Mexico — 0.1%
New Mexico State, Finance Authority, Sub-Ser D, RB
0.180%, 04/05/12	950	950

Texas — 1.9%
JPMorgan Chase Putters, Ser 3945, RB
0.200%, 04/02/12	1,765	1,765
JPMorgan Chase Putters, Ser 3953, RB
0.200%, 04/02/12	6,505	6,505
Texas State, Small Business Project, Ser B, GO
0.190%, 04/05/12	2,245	2,245
Texas State, Veterans Assistance, Ser I, GO
0.200%, 04/04/12	605	605
Texas State, Veterans Housing Assistance, GO
0.200%, 04/04/12	285	285
Texas State, Veterans Housing Assistance, Ser A-2, GO
0.160%, 04/04/12	2,000	2,000
Texas State, Veterans Housing Assistance, Ser C, GO
0.200%, 04/04/12	2,100	2,100
Texas State, Veterans Housing Fund II, Ser B-2, GO
0.200%, 04/04/12	300	300
Texas State, Veterans Land Project, GO
0.160%, 04/03/12	645	645
Texas State, Veterans Land Project, GO
0.200%, 04/03/12	190	190

		16,640

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Wisconsin — 0.4%
Wisconsin State, Health & Educational Facilities Authority, Wheaton Franciscan System Project, RB
0.170%, 04/04/12	$2,300	$2,300
Wisconsin State, Housing & Economic Development Authority, Ser B, RB
0.190%, 04/05/12	335	335
Wisconsin State, Housing & Economic Development Authority, Ser D, RB
0.750%, 04/04/12	520	520

		3,155

Total Municipal Bonds
(Cost $33,746) ($Thousands)		33,746

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.6%
FFCB (D)
0.261%, 04/10/12	3,000	2,999
FFCB DN
0.150%, 07/05/12	2,000	1,999
FHLMC (D)
0.460%, 04/01/12	7,020	7,018
FNMA (D)
0.400%, 04/01/12	2,500	2,499
0.390%, 04/01/12	1,000	1,000
0.272%, 04/20/12	2,000	2,000
0.400%, 05/01/12	5,600	5,599

Total U.S. Government Agency Obligations
(Cost $23,114) ($Thousands)		23,114

U.S. TREASURY OBLIGATIONS — 2.3%

U.S. Treasury Notes
1.000%, 04/30/12	5,500	5,504
4.625%, 07/31/12	4,845	4,917
1.375%, 09/15/12	2,675	2,690
0.500%, 11/30/12	1,600	1,603
1.125%, 12/15/12	2,220	2,235
1.375%, 01/15/13	3,600	3,635

Total U.S. Treasury Obligations
(Cost $20,584) ($Thousands)		20,584

CORPORATE OBLIGATIONS — 0.1%

General Electric Capital
3.500%, 08/13/12	400	405

3	SEI Liquid Asset Trust / Quarterly Report / March 31, 2012

SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund

March 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Shell International Finance (D)
0.824%, 06/22/12	$230	$230

Total Corporate Obligations
(Cost $635) ($Thousands)		635

REPURCHASE AGREEMENTS (E) — 25.2%
Citibank
0.160%, dated 03/30/12, to be repurchased on 04/02/12,repurchase price $32,000,427 (collateralized by various FNMA obligations, ranging in par value $6,503,779-$38,150,336, 3.500%-4.000%, 07/01/19- 03/01/26; with total market value $32,640,435)	32,000	32,000
Goldman Sachs
0.160%, dated 03/30/12, to be repurchased on 04/02/12,repurchase price $32,000,427 (collateralized by various FHLMC obligations, ranging in par value $1,624,930- $29,921,489, 3.000%- 4.000%, 03/01/27-12/01/40;with total market value $32,640,408)	32,000	32,000
JPMorgan Chase
0.250%, dated 03/30/12, to be repurchased on 04/02/12,repurchase price $14,000,292 (collateralized by various corporate obligations*‡, ranging in par value $2,000- $1,466,000, 3.000%-8.875%, 04/15/12-11/15/21; with total market value $14,701,739)	14,000	14,000
JPMorgan Chase
0.170%, dated 03/30/12, to be repurchased on 04/02/12,repurchase price $32,000,453 (collateralized by various FHLMC obligations, ranging in par value $13,370,000- $30,589,238, 3.096%- 5.974%, 10/01/37-07/01/41;with total market value $32,642,671)	32,000	32,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)
RBC Capital
0.200%, dated 03/30/12, to be repurchased on 04/02/12,repurchase price $8,000,133 (collateralized by Anglesea Funding, par value $8,240,703, 0.000%, 04/11/12; with total market value $8,240,138)	$8,000	$8,000
RBC Capital
0.130%, dated 03/30/12, to be repurchased on 04/02/12,repurchase price $32,000,347 (collateralized by various FNMA obligations, ranging in par value $14,873,707-$19,144,240, 2.482%-3.847%, 06/01/36- 12/01/40; with total market value $32,640,354)	32,000	32,000
UBS
0.150%, dated 03/30/12, to be repurchased on 04/02/12,repurchase price $26,687,334 (collateralized by FHLMC, par value $26,440,293, 3.500%, 02/01/42; with total market value $27,220,740)	26,687	26,687
Wells Fargo
0.200%, dated 03/30/12, to be repurchased on 04/02/12,repurchase price $13,000,217 (collateralized by Celgene, Verizon and Xstrata Finance,ranging in par value $3,274,304-$5,000,000, 2.450%-6.350%, 10/15/15- 04/01/19; with total market value $13,650,228)	13,000	13,000
Wells Fargo
0.160%, dated 03/30/12, to be repurchased on 04/02/12,repurchase price $32,000,427 (collateralized by various FNMA obligations, ranging in par value $5,237,026-$25,789,147, 3.500%, 03/01/27-03/01/32;with total market value $32,640,436)	32,000	32,000

Total Repurchase Agreements
(Cost $221,687) ($Thousands)		221,687

Total Investments — 100.0%
(Cost $878,726) ($ Thousands) †		$878,726

SEI Liquid Asset Trust / Quarterly Report / March 31, 2012	4

SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund

March 31, 2012

*	A summary of the corporate obligations used to collateralize repurchase agreements entered into by the Fund at March 31, 2012, is as follows:

Counterparty	Corporate Obligation	Rate	Maturity Date	Par Amount ($ Thousands)
JP Morgan Chase	American Electric Power	5.250%	06/01/15	$482
	AOL Time Warner	6.875	05/01/12	450
	British Telecom	5.150	01/15/13	921
	Commonwealth Edison	6.950	07/15/18	25
	Cox Communications	7.125	10/01/12	575
	Cox Communications	6.250	06/01/18	1,417
	Discovery Communications	5.625	08/15/19	1,295
	Enterprise Products	5.200	09/01/20	17
	EQT	4.875	11/15/21	675
	Equitable Resources	6.500	04/01/18	149
	Indiana Michigan Power	5.050	11/15/14	95
	Kinder Morgan	5.850	09/15/12	823
	Kroger	6.800	12/15/18	210
	Mack-Cali Realty	5.125	01/15/15	80
	Motorola	5.375	11/15/12	500
	National Retail Properties	6.875	10/15/17	60
	Progress Energy	6.050	03/15/14	2
	Progress Energy	5.625	01/15/16	95
	Talisman Energy	3.750	02/01/21	43
	Teck Resources	3.000	03/01/19	575
	Time Warner	4.700	01/15/21	561
	Time Warner Cable	5.400	07/02/12	509
	Time Warner Cable	3.500	02/01/15	830
	Time Warner Cable	4.000	09/01/21	1,159
	Valero Energy	6.875	04/15/12	1,466
	Westinghouse Credit	8.875	06/14/14	523

Percentages are based on Net Assets of

$878,611 ($ Thousands).

‡	Securities are FDIC guaranteed
(A)	Securities are held in connection with a letter of credit issued by a major bank.
(B)	The rate reported is the effective yield at time of purchase.
(C)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(D)	Floating Rate Instrument. The rate reflected on the Statement of Investments is the rate in effect on March 31, 2012. The demand and interest rate reset features give this security a shorter effective maturity date.
(E)	Tri-Party Repurchase Agreement

DN	— Discount Note
FFCB	— Federal Farm Credit Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GO — General Obligation

RB — Revenue Bond

Ser — Series

†	For federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of March 31, 2012, all of the Fund’s investments are Level 2 in accordance with ASC-820.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

5	SEI Liquid Asset Trust / Quarterly Report / March 31, 2012

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d)) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Liquid Trust

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: May 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: May 29, 2012

By	/s/ Peter A. Rodriguez
Peter A. Rodriguez
Controller & CFO

Date: May 29, 2012